Operating Risk (Tables)	12 Months Ended
Mar. 31, 2022
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks
	Percentage of net sales
	Year ended March 31,
	2020	2021	2022

Customer B	12.0%	19.3%	20.1%
Customer C	*%	10.0%	11.6%
Customer D	11.6%	11.2%	*%
Customer E	18.7%	*%	*%
Customer F	*%	11.2%	*%

Accounts Receivable [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks
	Percentage of
	accounts
	receivable at
	March 31,
	2021	2022

Customer B	10.1%	10.5%
Customer D	17.1%	*%
Customer E	*%	17.6%
Customer F	12.7%	*%